Annual Total Returns[BarChart] - High Yield Bond Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.41%	13.75%	5.18%	2.85%	(3.66%)	12.90%	7.91%	(3.23%)	14.97%	6.73%